Parnassus Core Equity Fund

Portfolio of Investments as of September 30, 2024 (unaudited)

Equities	Shares	Market Value ($)

Banks (1.9%)

Bank of America Corp.	15,090,632	598,796,278

Capital Markets (7.1%)

CME Group Inc., Class A	1,522,238	335,881,815

Intercontinental Exchange Inc.	6,302,288	1,012,399,544

S&P Global Inc.	1,620,346	837,103,151

		2,185,384,510

Chemicals (5.0%)

Linde plc	1,856,258	885,175,190

The Sherwin-Williams Co.	1,686,330	643,621,571

		1,528,796,761

Commercial Services & Supplies (2.8%)

Waste Management Inc.	4,118,430	854,986,068

Containers & Packaging (3.0%)

Ball Corp.Ω	13,542,881	919,697,049

Diversified Financial Services (5.7%)

Fiserv Inc.[q]	4,185,571	751,937,830

Mastercard Inc., Class A	2,052,403	1,013,476,601

		1,765,414,431

Diversified Telecommunication Services (1.7%)

Verizon Communications Inc.	11,374,236	510,816,939

Equity Real Estate Investment Trusts (3.9%)

Realty Income Corp., Class REIT	18,855,575	1,195,820,566

Food & Staples Retailing (3.1%)

Costco Wholesale Corp.	611,804	542,376,482

Sysco Corp.	5,120,443	399,701,781

		942,078,263

Food Products (1.3%)

Mondelez International Inc., Class A	5,340,039	393,400,673

Health Care Equipment & Supplies (2.0%)

Stryker Corp.	1,697,244	613,146,367

Health Care Providers & Services (2.4%)

The Cigna Group	2,127,930	737,200,069

Hotels, Restaurants & Leisure (1.5%)

Marriott International Inc., Class A	1,888,766	469,547,228

Household Durables (1.5%)

D.R. Horton Inc.	2,362,689	450,730,181

Household Products (1.7%)

The Procter & Gamble Co.	3,060,070	530,004,124

Insurance (2.5%)

Marsh & McLennan Co., Inc.	3,435,565	766,440,196

Interactive Media & Services (4.5%)

Alphabet Inc., Class A	8,396,398	1,392,542,608

Life Sciences Tools & Services (3.5%)

Danaher Corp.	1,895,918	527,103,122

Thermo Fisher Scientific Inc.	905,870	560,344,006

		1,087,447,128

Machinery (3.6%)

Deere & Co.	2,668,449	1,113,623,821

Multiline Retail (5.3%)

Amazon.com Inc.[q]	8,748,319	1,630,074,279

Professional Services (2.9%)

Equifax Inc.	1,539,521	452,403,641

Verisk Analytics Inc., Class A	1,650,356	442,229,394

		894,633,035

Semiconductors & Semiconductor Equipment (10.4%)

Applied Materials Inc.	2,752,709	556,184,853

Broadcom Inc.	4,051,123	698,818,718

NVIDIA Corp.	16,384,282	1,989,707,206

		3,244,710,777

Software (16.7%)

Intuit Inc.	958,005	594,921,105

Microsoft Corp.	4,752,554	2,045,023,986

Oracle Corp.	4,961,994	845,523,778

Salesforce Inc.	4,363,122	1,194,230,123

Synopsys Inc.[q]	1,006,790	509,828,388

		5,189,527,380

Specialty Retail (2.5%)

AutoZone Inc.[q]	240,673	758,129,577

Technology Hardware, Storage & Peripherals (2.6%)

Apple Inc.	3,370,447	785,314,151

Total investment in equities (99.1%)

(cost $20,530,140,027)		30,558,262,459

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Certificates of Deposit (0.0%)a

Citizens Trust Bank	1.00%	01/14/2025	250,000	247,131

Community Vision Capital & Consulting	0.25%	01/31/2025	250,000	245,000

Self-Help Federal Credit Union	4.50%	10/16/2024	250,000	249,590

Self-Help Federal Credit Union	4.60%	02/17/2025	1,000,000	984,809

				1,726,530

Certificates of Deposit Account Registry Service (0.0%)a

CDARS agreement with Beneficial State Bank, dated 03/14/2024 Participating depository institutions: Burke & Herbert Bank & Trust Company, par 143,000; First Business Bank, par 235,500; Freedom Financial Bank, par 235,500; Frontier Bank, par 235,500; Old National Bank, par 150,500 River City Bank, par 235,500; Signature Bank National Association, par 235,500; Solera National Bank, par 235,500; South Ottumwa Savings Bank, par 235,500; The Peoples Bank of Georgia, par 58,000; (cost $1,964,176)	4.18%	03/13/2025	2,000,000	1,964,176

Community Development Loans (0.0%)a

Root Capital Inc.	1.00%	02/01/2025	200,000	195,967

Time Deposits (1.0%)

Citibank, New York	4.18%	10/01/2024	109,972,244	109,972,244

JPMorgan Chase, New York	4.18%	10/01/2024	200,000,000	200,000,000

				309,972,244

Total short-term securities (1.0%)

(cost $313,858,917)				313,858,917

Total securities (100.1%)

(cost $20,843,998,944)				30,872,121,376

Other assets and liabilities (-0.1%)				(24,463,603)

Total net assets (100.0%)				30,847,657,773

Ω	Fund ownership consists of 5% or more of the shares outstanding of the Affiliated Issuer, as defined under the Investment Securities Act of 1940.
q	This security is non-income producing.
a	Market value adjustments have been applied to these securities to reflect potential early withdrawal. Such securities have been classified as level 3.

plc	Public Limited Company